Net (Loss) Income Per Share - Summary of Profit Attributable to Owners (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Basic net (loss)/income per share calculation Numerator:
Net (loss)/income for the year attributable to the Company:	¥ 167,682	$ 25,771	¥ 23,946	¥ (37,853)
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	80,291	12,341
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	¥ 46,120	$ 7,087	¥ (12,122)	¥ (61,250)
Denominator:
Ordinary share - basic | shares	67,777,592	67,777,592	55,612,626	50,038,279
Basic (loss)/income per ordinary share | (per share)	¥ 0.68	$ 0.10	¥ (0.22)	¥ (1.22)
Diluted net (loss)/income per share calculation
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	¥ 46,120	$ 7,087	¥ (12,122)	¥ (61,250)
Add: adjustments to undistributed earnings to participating securities	3,519
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	¥ 49,639		¥ (12,122)	¥ (61,250)
Denominator:
Ordinary share - basic | shares	67,777,592	67,777,592	55,612,626	50,038,279
Effect of potentially diluted stock options, restricted stocks and RSUs | shares	8,514,309	8,514,309
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares—dilute | shares	76,291,901	76,291,901	55,612,626	50,038,279
Diluted (loss)/income per ordinary share | (per share)	¥ 0.65	$ 0.10	¥ (0.22)	¥ (1.22)
Series A Preferred Shares
Basic net (loss)/income per share calculation Numerator:
Less: Accretion of Shares	¥ 3,762	$ 578	¥ 3,209	¥ 4,799
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	48,753
Series B-1 Preferred Shares
Basic net (loss)/income per share calculation Numerator:
Less: Accretion of Shares	3,127	481	2,738	1,222
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	1,361
Series B-2 Preferred Shares
Basic net (loss)/income per share calculation Numerator:
Less: Accretion of Shares	34,382	$ 5,284	¥ 30,121	¥ 17,376
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	14,220
Restricted Shares
Basic net (loss)/income per share calculation Numerator:
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	¥ 15,957